OTHER PAYABLE	9 Months Ended
Sep. 30, 2025
OTHER PAYABLE
OTHER PAYABLE

NOTE 6: OTHER PAYABLE

In January 2025, the Company entered into a settlement agreement and stipulation (the “3(a)(10) Settlement Agreement”) with Last Horizon, LLC (“Last Horizon”), pursuant to which the Company agreed to issue shares of the Company’s common stock to Last Horizon in exchange for the settlement of approximately $8,908,000 (the “Claim”) to resolve outstanding overdue liabilities with a lender and certain of its vendors. The 3(a)(10) Settlement Agreement was subject to a fairness hearing pursuant to Section 3(a)(10) of the Securities Act of 1933 (the “Securities Act”) by the Circuit Court in the Twelfth Judicial Circuit in and for Manatee County, Florida, who held a fairness hearing on January 28, 2025 and granted approval of the 3(a)(10) Settlement Agreement in its order on January 29, 2025 (the “Order”).

Per the terms of the 3(a)(10) Settlement Agreement, the Company is required to issue freely trading securities pursuant to Section 3(a)(10) of the Securities Act equal to the total amount of the Claim divided by the lower of (i) the closing share price on the date of issuance or (ii) 85.0% multiplied by the lowest volume weighted average price (the “VWAP”) during the five day period preceding the share request inclusive of the day of the request (the “Valuation Period”), subject to a minimum price floor of $0.02 per share (the “Purchase Price”). In the event the shares are not delivered to Last Horizon’s brokerage account on the same date as the share request or conversion notice, the Valuation Period will be extended to the date the shares are delivered.

On January 29, 2025 the Company accounted for the 3(a)(10) Settlement Agreement as an extinguishment of the outstanding obligations and realized a loss on extinguishment of approximately $2,716,000, which is recorded as a component of other income (expense) on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. The Company recognized a new obligation to Last Horizon at fair value at issuance and each subsequent reporting period as there is a variable number of shares that will be issued to settle the fixed dollar amount of the Claim (see Note 10). As of issuance and at September 30, 2025, the fair value of the 3(a)(10) Settlement Agreement was determined to be approximately $11,624,000 and $3,311,000 respectively, and was recorded as other payable on the accompanying condensed consolidated balance sheets.

In the event of a default event pursuant to (i) the trading of the Company’s shares of common stock shall have been halted, limited or suspended, (ii) minimum prices have been established for securities trading on the NASDAQ, (iii) any portion of the Company’s common stock is not eligible or is unable to be deposited or cleared through Last Horizon’s broker, brokerage account and/or clearing agent, the Company’s common stock is no longer eligible for book transfer delivery, or the Company has not made its required filings with the SEC, the multiplier to the VWAP used to determine the Purchase Price decreases from 85.0% to 75.0%. The Company triggered an event of default in April 2025 when it did not file its Form 10-K timely and in May 2025 when it was delisted from the NASDAQ.

Per the terms of the 3(a)(10) Settlement Agreement, the Company is required to reserve at least 1.5 times the greater of the number of shares that could be issued pursuant to the terms of the Order and reserve at its transfer agent, at a minimum, 10,000,000 shares of the Company’s common stock during the Valuation Period. The shares of the Company’s common stock may only be released once all Claims have been settled. At September 30, 2025, the Company had reserved 255,869 shares of the Company’s common stock for issuance in connection with this 3(a)(10) Settlement Agreement.

During the three months and nine months ended September 30, 2025, the Company issued Nil and 13,744,131 shares of common stock with a fair value of Nil and $8,712,000 as determined by the closing price, to partially settle the obligation owed to Last Horizon. From July 1, 2025 through the date these condensed consolidated financial statements were issued, the Company has not issued any more shares of common stock to settle any portion of the remaining obligation owed to Last Horizon.